SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A Ordinary Shares [Member]
Net Income (Loss) Per Ordinary Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)				16,213,430		16,213,430
Numerator [Abstract]
Net income (loss)	$ 2,442,122	$ (2,124,230)	$ (4,486,647)	$ 7,989,913	$ 6,344,843	$ 4,478,469
Denominator [Abstract]
Weighted average shares outstanding, Basic (in shares)	8,341,000	17,250,000	5,303,571	12,795,500	17,250,000	17,250,000
Weighted average shares outstanding, Diluted (in shares)	8,341,000	17,250,000	5,303,571	12,795,500	17,250,000	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26
Class B Ordinary Shares [Member]
Numerator [Abstract]
Net income (loss)	$ 1,262,637	$ (531,058)	$ (3,312,113)	$ 2,692,861	$ 1,586,211	$ 1,119,617
Denominator [Abstract]
Weighted average shares outstanding, Basic (in shares)	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500	4,312,500
Weighted average shares outstanding, Diluted (in shares)	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26